Convertible Debentures and Promissory Notes Payable (Details Narrative)		1 Months Ended	3 Months Ended		6 Months Ended
	Sep. 10, 2018 USD ($) $ / shares	Oct. 31, 2022 USD ($)	May 31, 2023 USD ($)	May 31, 2022 USD ($)	May 31, 2023 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2023 USD ($)	Nov. 30, 2022 USD ($)	Feb. 28, 2022 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CAD ($)
Convertible Debt Fair Value			$ 178,388,200,000	$ 1,050,000	$ 178,388,200,000	$ 1,050,000		$ 1,753,406
Carrying Amount Of Convertible Debt				1,050,000		1,050,000
Interest expense			51,888	73,466	102,648	174,029
Debt Instrument Interest Rate Effective	7.30%
Additional Paid-in Capital	$ 66,667
Convertible Debenture			51,888	51,888	51,888	51,888	$ 102,648	$ 51,888	$ 102,648		$ 203,886
Non-interest Bearing Promissory Notes										$ 6,500
Private Placement [Member]
Interest Rate	10.00%	10.00%
Debt Principal Amount	$ 500,000	$ 20,000,000,000
Proceeds From Debt	$ 500,000
Debt Conversion Price | $ / shares	$ 3.00
November 2019 Debenture [Member]
Convertible Debt Fair Value				250,000		250,000
Carrying Amount Of Convertible Debt				250,000		250,000
Interest expense			$ 0	$ 20,834	$ 0	$ 69,351